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                                          LIFEPOINTS-REGISTERED TRADEMARK- FUNDS
                                                    LIFEPOINTS TAX-MANAGED FUNDS

                        FRANK RUSSELL INVESTMENT COMPANY
                      SUPPLEMENT DATED JANUARY 12, 2000 TO
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 30, 1999

         The first page of the LifePoints Funds and Tax-Managed LifePoints Funds Statement of Additional Information of the Frank Russell Investment Company (the "Company") dated November 30, 1999 is restated in its entirety as follows to reflect the correct name of the Tax-Managed Global Equity Fund.

     Frank Russell Investment Company ("FRIC") is a single legal entity organized as a Massachusetts business trust. FRIC operates investment portfolios referred to as "Funds." FRIC offers shares of beneficial interest in the Funds in multiple separate prospectuses.

     This Statement is not a Prospectus; the Statement should be read in conjunction with the LifePoints Funds' and the LifePoints Tax-Managed Funds' Prospectuses, which may be obtained without charge by telephoning or writing FRIC at the number or address shown above.

     Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.

     This Statement incorporates by reference the LifePoints Funds Annual Report to Shareholders for the year ended December 31, 1998 and the LifePoints Funds Semi-Annual Report to Shareholders for the period ended June 30, 1999. Copies of the LifePoints Funds' Annual Report and Semi-Annual Report accompany this Statement. The LifePoints Tax-Managed Funds did not commence operations prior to the date of this Statement of Additional Information and therefore have not yet issued an Annual Report to shareholders.

     This Statement of Additional Information ("Statement" or "SAI") describes the Class C, Class D, Class E and Class S Shares of the LifePoints Funds and the Class C and Class S Shares of the LifePoints Tax-Managed Funds listed below (the "Fund of Funds"), each of which invests in different combinations of other Funds (the "Underlying Funds") which invests in different combinations of stocks, bonds and cash equivalents.

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                      FUND                                 INCEPTION DATE                 PROSPECTUS DATE
                      ----                                 --------------                 ---------------
                LifePoints Funds
                ----------------
        Equity Aggressive Strategy Fund*                 September 30, 1997              November 30, 1999
              Aggressive Strategy Fund                   September 16, 1997              November 30, 1999
             Balanced Strategy Fund                      September 16, 1997              November 30, 1999
             Moderate Strategy Fund                       October 2, 1997                November 30, 1999
           Conservative Strategy Fund                     November 7, 1997               November 30, 1999

          LifePoints Tax-Managed Funds
          ----------------------------
         Tax-Managed Global Equity Fund                   To be Determined               November 30, 1999
      Tax-Managed Aggressive Strategy Fund                To be Determined               November 30, 1999
       Tax-Managed Moderate Strategy Fund                 To be Determined               November 30, 1999
     Tax-Managed Conservative Strategy Fund               To be Determined               November 30, 1999
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 * Prior to May 1, 1999, this Fund was known as Equity Balanced Strategy Fund.